Basis of Presentation and Going Concern (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Basis Of Presentation And Going Concern Details Narrative
Net Loss for the year	$ (241,933)	$ (822,174)	$ (329,286)	$ (847,860)	$ (3,487,757)	$ (479,341)
Accumulated Deficit	$ (4,381,221)		$ (4,381,221)		$ (4,051,935)	$ (564,178)